Label	Element	Value
Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock

VALIC Company II

Capital Appreciation Fund

(the “Fund”)

Supplement dated April 27, 2018, to the Fund’s Prospectus

dated January 1, 2018, as supplemented and amended to date

On April 23, 2018, the Board of Trustees (the “Board”) of VALIC Company II (the “Trust”), including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a new Investment Sub-Advisory Agreement (the “Subadvisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and BMO Asset Management Corp. (“BMO AM”) with respect to the Fund. BMO AM will replace BNY Mellon Asset Management North America Corporation (formerly known as The Boston Company Asset Management, LLC) as a subadviser to the Fund. It is currently anticipated this change will become effective on or about June 7, 2018 (the “Effective Date”).

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on May 31, 2018, will receive a notice explaining how to access an information statement that contains additional information you should know about the new Subadvisory Agreement.

On the Effective Date, the following changes to the Prospectus will become effective:

Risk/Return [Heading]	rr_RiskReturnHeading	Capital Appreciation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section entitled “Fund Summary: Capital Appreciation Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. As of March 31, 2018, the market capitalization range of the companies in the Russell 1000® Growth Index was approximately $3.0 billion to $880.0 billion. The subadviser selects stocks using a unique, growth-oriented approach, focusing on high quality companies with sustainable earnings growth that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the subadviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the subadviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the section entitled “Fund Summary: Capital Appreciation Fund – Principal Risks of Investing in the Fund,” the risk factors Depositary Receipts Risk, Mid-Cap Company Risk and Small-Cap Company Risk are deleted in their entirety.

The following is added to the section entitled “Fund Summary: Capital Appreciation Fund – Principal Risks of Investing in the Fund.”

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines.

Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section entitled “Fund Summary: Capital Appreciation Fund – Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:

BMO Asset Management Corp. assumed subadvisory duties on June 7, 2018. From December 5, 2011, to June 6, 2018, BNY Mellon Asset Management North America Corporation served as subadviser to the Fund. From August 28, 2006, to December 2, 2011, Bridgeway Capital Management, Inc. served as subadviser to the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.